DLA Piper LLP (US)
2415 East Camelback Road, Suite 700
Phoenix, Arizona 85016-4245
www.dlapiper.com
Gregory R. Hall
greg.hall@dlapiper.com
T 480.606.5128
F 480.606.5528
Dated October 27, 2008
Mr. Dietrich King
Staff Attorney
United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549-7010

Re:	Meadow Valley Corporation
Preliminary Proxy Statement on Schedule 14A
Filed September 19, 2008 File No. 000-25428

Schedule 13E-3
Filed September 19, 2008
File No. 005-48695
Dear Mr. King:
          This letter responds to the letter of the staff of the Securities and Exchange Commission (the “Staff”), dated October 17, 2008, to David D. Doty, Chief Financial Officer of Meadow Valley Corporation (the “Company” or “Meadow Valley”) regarding the Preliminary Proxy Statement on Schedule 14A, File No. 000-25428 (the “Preliminary Proxy Statement”), filed on September 19, 2008, and Schedule 13E-3 (“Schedule 13E-3”), File No. 005-48695, filed on September 19, 2008.
          This letter sets forth each comment of the Staff in the comment letter (numbered in accordance with the comment letter) and, following each comment, sets forth the Company’s response.
Schedule 13E-3
General
     Staff Comment:
1.	Please advise us why Phoenix Holdings, Insight Equity Acquisition Resources LLC, and the other Insight Equity entities are not named as filing persons on the cover of the Schedule 13E-3. For guidance, we refer you to Section II.D.3 of the Current Issues Outline dated November 14, 2000 available on our website at www.sec.gov.
     Company Response
          In response to the Staff’s comment, each of Phoenix Holdings Management LLC and Insight Equity Acquisition Resources LLC has been added as a filing person on the cover of Amendment No. 1 to the Schedule 13E-3 (the “Schedule 13E-3/A”) filed on the date hereof. Upon consideration of Section II.D.3 of the Current Issues Outline dated November 14, 2000 (the “Outline”), among other things, it is believed that the Schedule 13E-3/A includes all Insight entities that should be included as filing persons.

Dietrich King, Staff Attorney
United States Securities and Exchange Commission
Division of Corporation Finance
October 27, 2008

     Staff Comment:
2.	Rule 13e-3 requires that each issuer and affiliate engaged in a going private transaction file a Schedule 13E-3 and furnish the required disclosures. Based on the disclosure in the Schedule 13D filing of November 2, 2007, YYM Acquisition Corporation is under the common control of Messrs. Brad Larson and Kenneth Nelson. In addition, we note YVM’s involvement in the structuring of the term sheet for the merger transaction dated April 2, 2008. Please revise the Schedule 13E-3 to identify YVM is an affiliate engaged in a going private transaction, or advise. See Rule 13e-3(a)(1). In addition, provide your analysis regarding whether Mr. Bottcher is an affiliate engaged in the transaction. We note Mr. Bottcher has indicated his intent to contribute shares he holds prior to the closing of the merger and also will acquire an interest in the post-merger company.
     Company Response
          In response to the Staff’s comment, the Company respectfully submits that, for the reasons set forth below, neither YVM Acquisition Corporation nor Mr. Bottcher is an affiliate engaged in the going private transaction. As a result, the filing persons believe that neither YVM nor Mr. Bottcher should be included as filing persons on the Schedule 13E-3/A.
          Section II.D.3 of the Outline indicates that the additional disclosure obligations of Schedule 13E-3 are generally required where the sale of a business is being made, in substance and effect, to an affiliate of the issuer and when such affiliate of the issuer will be in control of the issuer’s business both before and after the consummation of the transaction. In the present case, neither YVM nor Mr. Bottcher currently control the Company and neither YVM nor Mr. Bottcher will control the surviving entity.
YVM:
          While the question of whether YVM is an affiliate of the Company under Rule 13e-3(a)(1) may be argued, the Company respectfully submits that such determination need not be decided because, regardless of whether or not YVM is an affiliate of the Company, YVM is not engaged in the going private transaction. It is important to note that, as indicated in “Background of the Merger” on page 16 of the Preliminary Proxy Statement, YVM was set up as a potential acquisition vehicle. During the course of negotiating the transaction, it was determined that YVM would not be used. Thus, YVM is not a party to any of the definitive agreements, it does not own any stock of the Company, it will not own any equity interest in the surviving entity after the transaction closes, it will not have the ability to appoint a director or other member of the surviving entity’s governing body, and it will not be in a position to control the surviving entity. Please note that it is for this reason that Amendment No. 1 to Schedule 13D, which was filed on July 29, 2008, did not include YVM as a reporting person. It is also indicative of the current role of YVM that the parties are contemplating the dissolution of YVM in the near future.

Dietrich King, Staff Attorney
United States Securities and Exchange Commission
Division of Corporation Finance
October 27, 2008

          As a result, the filing persons believe that YVM should not be included as a filing person on the Schedule 13E-3/A.
     Mr. Bottcher:
          In the Outline, the Staff noted that it “consistently has taken the position that members of senior management of the issuer that is going private are affiliates of that issuer.” However, the Staff also noted in the Outline that the question of whether a particular affiliate of an issuer is engaged in a going private transaction is an issue separate from the determination that such person is an affiliate and depends on all of the relevant facts and circumstances of the transaction. The Outline provides that an important aspect of the Staff’s analysis of this issue is whether the issuer’s management ultimately would (i) hold a material amount of the surviving corporation’s outstanding equity securities, (ii) occupy seats on the surviving corporation’s board of directors in addition to senior management positions, and (iii) otherwise be in a position to “control” the surviving corporation within the meaning of Rule 12b-2 under the Securities and Exchange Act of 1934, as amended (the “Exchange Act”).
          First, Mr. Bottcher beneficially owns less than 1% of the outstanding common stock of the Company. Accordingly, even if he contributes the maximum amount of common stock he owns to the rollover, he will own approximately 1% of the equity of the surviving entity. Thus, Mr. Bottcher will not hold a material amount of the surviving entity’s outstanding equity. Second, Mr. Bottcher is not a director of the Company and will not be entitled to occupy a seat on the surviving entity’s board of directors or other governing body. Finally, Mr. Bottcher will not otherwise be in a position to control the surviving entity within the meaning of Rule 12b-2 under the Exchange Act.
          As a result, the filing persons believe that Mr. Bottcher should not be included as a filing person on the Schedule 13E-3/A.
     Staff Comment:
3.	Each filing person must individually comply with the filing, dissemination, disclosure and signature requirements of Schedule 13E-3. Therefore, the Schedule 13E-3 must include all of the required information and its instructions for any filing persons added in response to the preceding comments. For example, include a statement as to whether each person believes the Rule 13e-3 transaction to be fair to unaffiliated security holders and an analysis of the material factors upon which he relied in reaching such a conclusion. See Item 8 of Schedule 13E-3, Item 1014 of Regulation M-A and Question and Answer No. 5 of Exchange Act Release No. 34-17719 (April 13, 1981).

Dietrich King, Staff Attorney
United States Securities and Exchange Commission
Division of Corporation Finance
October 27, 2008

     Company Response
          In response to the Staff’s comment, the Schedule 13E-3 and pages 51 and 95 through 98 of the Preliminary Proxy Statement have been amended to include Phoenix Holdings Management LLC and Insight Equity Acquisition Resources LLC as filing persons and to provide the information required by Schedule 13E-3 and its instructions for such entities.
     Staff Comment:
4.	Please provide the information required by Items 3, 5, 6,10 and 11 for each person called for by Instruction C with respect to any other filing person that you add to your Schedule 13E-3.
     Company Response
          In response to the Staff’s comment, the Schedule 13E-3 has been amended to include Phoenix Holdings Management LLC and Insight Equity Acquisition Resources LLC as filing persons. The Company respectfully submits that the information required by Items 3, 5, 6, 10 and 11 of Schedule 13E-3 for each person called for by Instruction C with respect to such filing persons is disclosed on pages 95 through 97 of the Preliminary Proxy Statement.
     Staff Comment:
5.	The filing persons are responsible for the accuracy and completeness of the Schedule 13E-3. The disclaimer that no filing person takes responsibility for the accuracy of such information as it relates to any other filing person is inconsistent with the certification that accompanies each filing person’s signature on the Schedule 13E-3, Please revise.
     Company Response
          In response to the Staff’s comment, the Schedule 13E-3 has been amended to delete the referenced disclaimer.
Item 11. Interest in Securities of the Subject Company, page 9
     Staff Comment:
6.	Please provide the information required by Item 1008(a) of Regulation M-A for the Investor, Merger Sub and Insight Group or confirm that the information required by the item is not applicable.
     Company Response
           As of the date hereof, none of Phoenix Parent Corp., Phoenix Merger Sub, Inc., Phoenix Holdings Management LLC, Insight Equity Acquisition Resources LLC, Insight Equity I LP, Insight Equity (Tax-Exempt) I LP, Insight Equity (Cayman) I LP, Insight Equity (Affiliated Coinvestors) I LP, Insight Equity (Affiliated Coinvestors)

Dietrich King, Staff Attorney
United States Securities and Exchange Commission
Division of Corporation Finance
October 27, 2008

GP I LLC, Insight Equity (Cayman) GP I Ltd., Insight Equity GP I LP, Insight Equity Holdings I LLC, Insight Equity LP or Insight Equity Holdings LLC may be deemed to beneficially own any shares of Meadow Valley common stock. In response to the Staff’s comment, the Company amended the Preliminary Proxy Statement on page 97 to confirm the foregoing.
Schedule 14A
General
     Staff Comment:
7.	Since it appears that you are not S-3 eligible, Item 14(c)(2) information may only be incorporated by reference if the required information is delivered to shareholders in accordance with Item 14(e) of Schedule 14A. Please clarify that you are delivering your annual report and most recent quarterly report with the Preliminary Proxy Statement and revise page 92 accordingly.
     Company Response
          In response to the Staff’s comment, the Company has amended the Preliminary Proxy Statement on pages ii, 88, 89, and 98 to reflect that the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2007, Amendment No. 1 to Annual Report on Form 10-K for the fiscal year ended December 31, 2007 and Quarterly Report on Form 10-Q for the fiscal quarter ended June 30, 2008 have been attached to the Preliminary Proxy Statement as Appendix C, Appendix D and Appendix E, respectively.
     Staff Comment:
8.	Please provide us with a copy of the complaint filed in Nevada District Court relating to the transaction.
     Company Response
          In response to the Staff’s comment, copies of the complaint, as amended, filed in Nevada District Court relating to the transaction were sent via overnight delivery to the attention of Dietrich King of the Securities and Exchange Commission on Monday, October 20, 2008.

Dietrich King, Staff Attorney
United States Securities and Exchange Commission
Division of Corporation Finance
October 27, 2008

Summary Term Sheet, page 1
What Stockholders Will Receive in the Merger, page 2
     Staff Comment:
9.	Please disclose the aggregate equity value of the merger consideration. Also disclose the amount of debt that will be assumed.
     Company Response
          In response to the Staff’s comment, the Company has amended the Preliminary Proxy Statement on page 3 to disclose the aggregate equity value of the merger consideration and the amount of debt being assumed.
Interests of Meadow Valley’s Officers, and Directors in the Merger, page 4
     Staff Comment:
10.	Please quantify in dollars the interests listed in this section for each of Messrs. Larson and Nelson.
     Company Response
          In response to the Staff’s comment, the Company has amended the Preliminary Proxy Statement on page 4 to quantify in dollars the interests for each of Messrs. Larson and Nelson.
Merger Financing, page 6
     Staff Comment:
11.	Please quantify each of the equity contribution and debt financing. In this section and under Merger Financing on page 59, describe in greater detail how Insight Equity plans to fund the equity contribution. Briefly state any material conditions to the debt financing and disclose any alternative financing arrangements or plans in the event the primary financing plans fall through. If none, so state. See Item 1007(b) of Regulation M-A.
     Company Response
           In response to the Staff’s comment, the Company has amended the Preliminary Proxy Statement on pages 6 and 7 and 63 through 65 to provide the requested disclosure.
Conditions to the Merger, page 6
     Staff Comment:
12.	Please quantify the requirements relating to bonding capacity, work backlog, and minimum financial performance thresholds. Disclose whether the company has already

Dietrich King, Staff Attorney
United States Securities and Exchange Commission
Division of Corporation Finance
October 27, 2008

met these requirements. Also describe in greater detail the real estate deliverables and other material closing conditions.
     Company Response
          In response to the Staff’s comment, the Company has amended the Preliminary Proxy Statement on pages 7 and 8 to provide the requested disclosures.
Special Factors, page 15
Background of the Merger, page 15
     Staff Comment:
13.	Please clarify the nature of Mr. Furman’s role in the transaction, including whether he is or was serving as legal counsel or a consultant to any of the filing persons, and the amount, nature and source of any amounts paid or payable to him, directly or indirectly, in connection with the transaction. Also, clarify whether Mr. Furman currently owns shares in the company and if he will own shares in the post-merger entity. Finally, please provide us with your analysis of whether Mr. Furman is a filing person or a person for whom disclosure is required pursuant to Instruction C of Schedule 13E-3.
     Company Response
          In response to the Staff’s comment, the Company has amended the Preliminary Proxy Statement on pages 16 and 17 to clarify that (i) Mr. Furman was engaged as a consultant to YVM and its subsidiaries and affiliates, (ii) Mr. Furman was engaged as a consultant to ThomasLloyd, (iii) Mr. Furman does not own any shares of common stock of the Company, and (iv) Mr. Furman expects to receive up to a 0.25% equity interest in Phoenix Holdings and also expects to receive a fee of up to $432,375 plus reimbursement of expenses from ThomasLloyd in connection with the transaction.
          In addition, the Company respectfully submits that, for the reasons set forth below, Mr. Furman is not an affiliate engaged in the going private transaction. As a result, the filing persons do not believe that Mr. Furman should be included as a filing person on the Schedule 13E-3/A.
          The filing persons have considered, among other things, Section II.D.3 of the Outline. First, Mr. Furman is not an officer, director, or stockholder of the Company. Nor is Mr. Furman an affiliate of the Company, as he is not controlled by or under common control with the Company. Additionally, the filing persons respectfully submit that Mr. Furman is not engaged in the going private transaction. Mr. Furman is not a party to any of the definitive merger agreements, he does not own any stock of the Company, he will not own more than a 0.25% equity interest in Phoenix Holdings, if any, he will not be entitled to occupy a seat on the surviving entity’s board of directors or other governing body, and he will not be in a position to control the

Dietrich King, Staff Attorney
United States Securities and Exchange Commission
Division of Corporation Finance
October 27, 2008

surviving entity. As a result, the filing persons do not believe that Mr. Furman should be included as a filing person on the Schedule 13E-3/A.
          Additionally, the filing persons respectfully submit that Mr. Furman is not a person for whom disclosure is required pursuant to Instruction C of Schedule 13E-3, as he is not a member of a general or limited partnership, syndicate, or other group that filed the Schedule 13E-3. Nor is Mr. Furman an executive officer, director, or control person of a corporation that filed the Schedule 13E-3. The filing persons respectfully note that Mr. Furman does not have any such position, and as a result was not included as a reporting person in Amendment No. 1 to Schedule 13D, which was filed on July 29, 2008.
     Staff Comment:
14.	Please disclose the date on which Messrs. Larson and Nelson acquired an ownership interest in YVM, Additionally, we refer you to the Schedule 13D filed on November 2, 2007 by the Messrs. Larson, Nelson, Furman and YYM. Mr. Larson is described therein as the Chief Executive Officer and President of YVM. Mr. Nelson is listed as the Secretary and Treasurer of YVM. Further revise the discussion in the background section to specify the date(s) Messrs. Larson and Nelson became directors and officers of YVM and their relative percentage of ownership interests in and control of YVM.
     Company Response
          In response to the Staff’s comment, the Company respectfully submits that the Staff’s requested disclosure regarding YVM would provide unnecessary, and likely confusing, disclosure to readers of the Preliminary Proxy Statement since YVM is not included as a filing person. Please see response #2 above for a discussion of the current role of YVM.
          The Staff is hereby supplementally advised that Mr. Larson and Mr. Nelson became officers and directors of YVM on August 5, 2007 and acquired their ownership interests in YVM on September 6, 2007. The Staff is further supplementally advised that YVM has outstanding 1,050 shares of common stock, of which 510 shares are owned by Mr. Larson, 490 shares are owned by Mr. Nelson, and 50 shares are owned by Mr. Furman.
     Staff Comment:
15.	In your discussion, you indicate that Messrs. Larson, Nelson, Furman and ThomasLloyd continued their discussions of a possible leveraged buyout involving the company throughout the late fall of 2007 and early spring of 2008. Revise to clarify the dates of such meetings. Please indicate whether, during this period, the board had provided authority to Messrs. Larson and Nelson to engage in such discussions. Also, clarify whether Messrs. Larson and Nelson participated in such discussions in their capacity as executive officers of (i) YVM, (ii) Meadow Valley or, (iii) both.

Dietrich King, Staff Attorney
United States Securities and Exchange Commission
Division of Corporation Finance
October 27, 2008

     Company Response
          In response to the Staff’s comment, the Company amended the Preliminary Proxy Statement on page 17 to clarify that (i) Messrs. Larson, Nelson, and Furman and ThomasLloyd met on many occasions during the summer and early fall of 2007 (we assume the Staff’s reference to “late fall of 2007 and early spring of 2008” in its comment letter was erroneous), (ii) the independent directors had not requested Messrs. Larson and Nelson to suspend or cease their discussions regarding a possible leveraged buyout, and Messrs. Larson and Nelson thus proceeded with the knowledge of the independent directors, and (iii) Messrs. Larson and Nelson participated in such discussions in their individual capacities and as executive officers of YVM and not as representatives of Meadow Valley.
          The filing persons respectfully submit that it would not be practical to list the dates of all the meetings and discussions between Messrs. Larson, Nelson, and Furman and ThomasLloyd mentioned above, and that the revised disclosure provides readers with the information regarding these meetings that is material to an understanding of the background of the merger.
     Staff Comment:
16.	Regarding the February 20, 2008 meeting of the special committee, please expand your discussion of the alternatives considered by the special committee. In doing so, please specifically address whether the special committee considered the possibility of allowing the company to remain public. In addition, if the special committee or the board considered alternatives to the going private transaction at other meetings, please disclose such considerations and explain the reasons for the rejection of alternative plans. Please see Item 7 of Schedule 13E-3 and corresponding Item 1013(b) of Regulation M-A.
     Company Response
          In response to the Staff’s comment, the Company amended the Preliminary Proxy Statement on pages 21 and 22 to expand the discussion of alternatives considered by the special committee.
     Staff Comment:
17.	Please describe the materials delivered on July 23, 2008 to the members of the special committee and the board.
     Company Response
          In response to the Staff’s comment, the Company amended the Preliminary Proxy Statement on page 33 to describe the materials delivered on July 23, 2008 to the members of the special committee and the board.

Dietrich King, Staff Attorney
United States Securities and Exchange Commission
Division of Corporation Finance
October 27, 2008

Reasons for the Merger and Recommendation of the Special Committee and Board of Directors, page 34
     Staff Comment:
18.	Revise to discuss in detail each filing person’s purpose for engaging in the transaction, and the reasons for undertaking the transaction at this time. See Item 1013(c)of Regulation M-A. Also consider Instruction 1 to Item 1013 in drafting your disclosure.
     Company Response
          In response to the Staff’s comment, the Company respectfully submits that the disclosure setting forth each filing person’s reasons for engaging in the transaction are set forth beginning at page 36 for the Special Committee, page 40 for the Meadow Valley board of directors, page 49 for Messrs. Larson and Nelson, and page 51 for Insight related entities. Accordingly, the Company respectfully believes no further disclosure is warranted.
     Staff Comment:
19.	The factors listed in Instruction 2 to Item 1014 of Regulation M-A are those generally considered relevant in addressing the substantive fairness of a going private transaction and should be discussed. See Q & A No. 20 in Exchange Act Release 17719 (April 13, 1981). Please expand your disclosure for each of the filing persons to address whether consideration was given to the Items listed in Instruction 2 to Item 1014 of Regulation M-A and if not, so state. For example, revise:
•	to specify whether the filing persons considered historical market prices beyond the average of the share price for the 30 calendar days preceding the merger announcement (we note, for example, that the market price per share was as high as $12.70 in the first quarter of 2008 during which time negotiations regarding a purchase were ongoing);

•	to clarify, if true, that none of the types of offers described in paragraph (viii) of Instruction 2 to Item 1014 of Regulation M-A were received.
In revising your disclosure in response to our comments, please be advised that all disclosure required by Item 8, as well as Items 7 and 9, must be included in the document disseminated to security holders in full, including responses in the negative. See General Instruction E to Schedule 13E-3.
     Company Response
          In response to the Staff’s comment, the Company amended the Preliminary Proxy Statement on pages 36 through 39 to provide the requested disclosures.

Dietrich King, Staff Attorney
United States Securities and Exchange Commission
Division of Corporation Finance
October 27, 2008

     Staff Comment:
20.	Revise the second bullet point to disclose the basis for the special committee’s belief that the merger consideration is more favorable to unaffiliated shareholders than the “potential value” of other alternatives the committee believed were reasonably available to Meadow Valley to pursue, including continuation of Meadow Valley’s current business plan.
     Company Response
          In response to the Staff’s comment, the Company amended the Preliminary Proxy Statement on page 36 to disclose the basis for the special committee’s belief that the merger consideration is more favorable to unaffiliated shareholders than the “potential value” of other alternatives the committee believed were reasonably available.
     Staff Comment:
21.	We refer you to the April 7, 2008 materials prepared by Alvarez & Marsal. As noted therein, the volume weighted average price per share over six months and 12 months was $11.50 and $12.30, respectively. The June 9,2008 materials show that the premium offered by Insight Equity I LP was below the average purchase price premiums paid in similar transactions (see page 8). Given this analysis, please revise the special committee’s and board’s discussion of substantive fairness to address why they believe that the merger consideration is fair to unaffiliated shareholders.
     Company Response
          In response to the Staff’s comment, the Company amended the Preliminary Proxy Statement on page 37 to address why the special committee believes that the merger consideration is fair to unaffiliated shareholders even though the premium offered by Insight Equity I LP was below the average premium in similar transactions, as set forth in the April 7th Alvarez & Marsal materials, which materials are attached as Exhibit (c)(3) to the Schedule 13E-3.
Opinion of Morgan Joseph to the Special Committee, page 39
     Staff Comment:
22.	Please disclose the basis for Morgan Joseph’s assumption that Meadow Valley’s forecasts and projections were reasonably prepared and reflected the best currently available information. Did it make this assumption at the direction or upon the representation of the company? Please provide similar disclosure for Alvarez & Marsal on page 43.

Dietrich King, Staff Attorney
United States Securities and Exchange Commission
Division of Corporation Finance
October 27, 2008

     Company Response
          In response to the Staff’s comment, Morgan Joseph was advised by Meadow Valley that its forecasts and projections provided to and/or reviewed by Morgan Joseph were reasonably prepared based on the best current estimates and judgment of Meadow Valley’s management as to the future financial condition and results of operations of Meadow Valley. Morgan Joseph relied on such projections at the direction of Meadow Valley management. With respect to Alvarez & Marsal, Meadow Valley has amended the Preliminary Proxy Statement on pages 42 and 46 to provide the requested disclosure.
     Staff Comment:
23.	We note your disclosure that no company or transaction used in this analysis was directly comparable to Meadow Valley. Indicate on what basis, if any, Morgan Joseph deemed the selected companies to be “relevant” and comparable to Meadow Valley.
     Company Response
          In response to the Staff’s comment, Morgan Joseph has advised the Company that Morgan Joseph deemed the select companies to be relevant based upon such companies meeting one or more of the following general characteristics:
•	Public company traded on U.S. exchange (primarily for trading comparable analysis);

•	Civil contractor primarily focused on infrastructure development and/or other public use projects; and

•	Majority of revenues derived from North American projects.
The Company has amended the Preliminary Proxy Statement on pages 43 and 44 to reflect the foregoing.
     Staff Comment:
24.	As the opinion of Morgan Joseph relates to the fairness of the consideration that the unaffiliated stockholders will receive in the merger, please address in the discussion of each filing person as to substantive fairness, whether Meadow Valley or an affiliate determined, the amount of consideration to be paid or whether Morgan Joseph recommended the amount of consideration to be paid. Please see Item 1015(b)(5) of Regulation M-A.
     Company Response
          In response to the Staff’s comment, the Company supplementally advises the Staff that the amount of consideration to be paid in the merger was determined through negotiations between the parties. The Company has amended the Preliminary Proxy Statement on pages 36 and 41 to reflect this fact. The Company also supplementally advises the Staff that (i) Morgan Joseph’s engagement was limited solely as to rendering a fairness opinion, (ii) Morgan Joseph did not act as financial advisor to the Special Committee and (iii) Morgan Joseph did not make a recommendation with respect to the amount of consideration to be paid in the transaction, but did evaluate the amount for the purpose of rendering the fairness opinion.

Dietrich King, Staff Attorney
United States Securities and Exchange Commission
Division of Corporation Finance
October 27, 2008

     Staff Comment:
25.	We note that Morgan Joseph’s opinion was delivered approximately three months ago, and additional time will likely elapse before stockholders vote on the matters described in the Preliminary Proxy Statement. Please disclose whether any material changes in Meadow Valley’s operations, performance or in any of the projections or assumptions upon which Morgan Joseph based its opinion have occurred since the delivery of the opinion or that are anticipated to occur before the stockholder meeting. Also explain how you will address material changes in your assumptions or projections that take place after the date of the Morgan Joseph opinion.
     Company Response
     In response to the Staff’s comment, the Company supplementally advises the Staff that the Company believes that there have been no material changes in Meadow Valley’s operations, performance or in any of the projections or assumptions upon which Morgan Joseph based its opinion since the delivery of such opinion and none are anticipated to occur before the special meeting of shareholders. In addition, the Company has amended the Preliminary Proxy Statement on page 41 to provide the requested disclosure.
Reports of Alvarez & Marsal to the Special Committee, page 42
     Staff Comment:
26.	Each presentation, discussion, or report held with or presented by the financial advisor, whether oral or written, is a separate report that requires a reasonably detailed description meeting the requirements of Item 1015 of Regulation M-A. Please describe the Alvarez & Marsal presentation materials in greater detail, including the procedures followed; the findings and recommendations; and the bases for and methods of arriving at such findings and recommendations. To the extent not already filed, file any written reports as exhibits pursuant to Item 9 of Schedule 13E-3. For example, summarize the discussions and file written reports for the following contacts:
•	the March 25, 2008 meeting at which Alvarez & Marsal discussed generally potential strategic alternatives available, key considerations for such alternatives and draft materials prepared by Alvarez & Marsal for possible distribution to prospective buyers; and

•	the April 22 and 29, 2008 meetings at which Alvarez & Marsal updated the Special Committee regarding ongoing discussions with Insight Equity that had occurred over the periods April 17 to April 21, 2008 and April 22 to April 28, 2008, respectively.
     Company Response
          In response to the Staff’s comment, the Company has amended the Preliminary Proxy Statement beginning on pages 45 through 48 to provide the requested disclosures. The March 25, 2008, April 22 and 29, 2008 reports have been filed as Exhibits (c)(9), (c)(10) and (c)(11), respectively, to the Schedule 13E-3/A.

Dietrich King, Staff Attorney
United States Securities and Exchange Commission
Division of Corporation Finance
October 27, 2008

     Staff Comment:
27.	We note that Alvarez & Marsal were already subject to an engagement agreement with the company prior to being engaged as a financial advisor by the special committee. Please supplement your disclosure and briefly describe the qualifications of Alvarez & Marsal to serve as the special committee’s financial advisor and render the reports summarized in the Preliminary Proxy Statement. Describe Meadow Valley’s existing relationship with Alvarez & Marsal during the past two years and the total aggregate compensation received or to be received as a result thereof and the current engagement as financial advisor to the special committee. Please see Item 1015(b)(2) and (4) of Regulation M-A.
     Company Response
          In response to the Staff’s comment, the Company amended the Preliminary Proxy Statement on page 45 to describe the services previously provided by Alvarez & Marsal, the fees paid to Alvarez & Marsal in connection therewith, and the qualifications of Alvarez & Marsal to serve as financial advisor to the special committee.
Report of AccuVal Associates, Incorporated, page 49
     Staff Comment:
28.	We note that the orderly liquidation value for Meadow Valley is $23,355,000, but is reflected as $24,279,100 in AccuVal’s report dated April 11, 2008. Please explain or reconcile.
     Company Response
          In response to the Staff’s comment, the Company amended the Preliminary Proxy Statement on page 55 after determining that the $23,355,000 figure was included inadvertently.
Financial Projections, page 52
     Staff Comment:
29.	Please provide the disclosures required by Item 1015 of Regulation M-A for the October 25, 2007 financial analysis provided by ThomasLloyd to Insight Equity. Please note that each presentation, discussion or report held with or presented by an outside party that is materially related to the Rule 13e-3 transaction, whether oral or written, is a separate report that requires a reasonably detailed description meeting the requirements of Item 1015 of Regulation M-A. We note that ThomasLloyd’s financial analysis has been filed as Exhibit (c)(5) to Schedule 13E-3.

Dietrich King, Staff Attorney
United States Securities and Exchange Commission
Division of Corporation Finance
October 27, 2008

     Company Response
          In response to the Staff’s comment, the Company amended the Preliminary Proxy Statement on pages 56 through 57 to provide the requested disclosures.
Interests of Meadow Valley’s Officers and Directors in the Merger, page 54
Rollover Arrangements, page 55
     Staff Comment:
30.	Please clarify that Messrs. Larson and Nelson will be contributing their shares immediately prior to the effective time of the merger and, as a result, will be able to vote their shares on the proposals described in the Preliminary Proxy Statement. Please make a conforming clarification to the “Summary Term Sheet” as well.
     Company Response
          In response to the Staff’s comment, the Company has amended the Preliminary Proxy Statement on pages 13 and 59 to clarify that Messrs. Larson and Nelson will be contributing their shares immediately prior to the effective time of the merger and, as a result, will be able to vote their shares on the proposals described in the Preliminary Proxy Statement.
Merger Financing, page 59
     Staff Comment:
31.	Please disclose any plans or arrangements to finance or repay the debt financing for the transaction, or, if there are no such plans or arrangements, please disclose this. Please see Item 1007(d)(2) of Regulation M-A.
     Company Response
          In response to the Staff’s comment, the Company amended the Preliminary Proxy Statement on page 64 to provide the requested disclosure.
     Staff Comment:
32.	Consistent with the requirements of Item 1007(b) of Regulation S-K, supplement your disclosure to identify who the other “possible” equity investors are. Please give consideration to whether such persons need to be identified as filing persons.

Dietrich King, Staff Attorney
United States Securities and Exchange Commission
Division of Corporation Finance
October 27, 2008

     Company Response
          In response to the Staff’s comment, the Company has amended the Preliminary Proxy Statement on page 63 to identify the “possible” equity investors. Upon consideration of Section II.D.3 of the Outline, among other things, it is believed that such “possible” equity investors do not need to be identified as filing persons on the cover of the Schedule 13E-3/A.
Debt Financing, page 59
Term Facility II, page 60
     Staff Comment:
33.	Please clarify the material differences between cash interest and paid-in-kind interest (e.g., that interest on the loan is paid by increasing the principal rather than making cash payments). Please see Item 1007(d) of Regulation M-A.
     Company Response
          In response to the Staff’s comment, the Company amended the Preliminary Proxy Statement on page 65 to clarify the material differences between cash interest and paid-in-kind interest.
The Merger Agreement, page 67
     Staff Comment:
34.	We note the disclaimers in the preamble discussion. Please be advised that notwithstanding the inclusion of a general disclaimer, you are responsible for considering whether additional specific disclosures of material information regarding contractual provisions are required to make the statements included in the Preliminary Proxy Statement not misleading. Please include disclosure acknowledging that if specific material facts exist that contradict the representations or warranties in the merger agreement, you have provided corrective disclosure.
     Company Response
          In response to the Staff’s comment, the Company confirms that no additional disclosures are required to make the statements included in the Preliminary Proxy Statement not misleading.

Dietrich King, Staff Attorney
United States Securities and Exchange Commission
Division of Corporation Finance
October 27, 2008

Other Important Information Regarding Meadow Valley, page 83 Summary of Consolidated Financial Data of Meadow Valley, page 83
     Staff Comment:
35.	Information has been incorporated by reference in response to Item 13 of Schedule 13E-3. Instruction 1 to Item 13 of Schedule 13E-3 requires that financial information summarized in accordance with Item 1010(c) of Regulation M-A be included in the document disseminated to security holders. At present, the existing disclosure does not contain the information required by Item 1010(c)(1) of Regulation M-A. Please revise.
     Company Response
          In response to the Staff’s comment, the Company has revised the table on page 89 to add the information required by Item 1010(c)(1) of Regulation M-A.
* * * *
     The Company acknowledges that:
•	it is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Securities and Exchange Commission from taking any action with respect to the Registration Statement; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

Dietrich King, Staff Attorney
United States Securities and Exchange Commission
Division of Corporation Finance
October 27, 2008

          If you require any additional information on these issues, or if we can provide you with any other information that will facilitate your continued review of this filing, please advise us at your earliest convenience. You may reach me at (480) 606-5128.
Sincerely,
DLA PIPER LLP (US)
/s/ Gregory R. Hall
Gregory R. Hall
Partner
Admitted in State Bar of Arizona
GRH/sgh
Enclosures
cc: David D. Doty, Meadow Valley Corporation
Ronald J. Lieberman, Hunton & Williams LLP
Brian H. Blaney, Greenberg Traurig, LLP